UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of issuing entity:

333-211395-01

Central Index Key Number of issuing entity:

0001715585

Fifth Third Auto Trust 2017-1

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:

333-211395

Central Index Key Number of depositor:

0001405332

Fifth Third Holdings Funding, LLC

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor:

0000035528

Fifth Third Bank

(Exact name of sponsor as specified in its charter)

Sean Cockrell 513-534-0249

(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED WITH THIS FORM

ITEM 1.	File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

ITEM 2.	File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

EXHIBIT INDEX

Exhibit Number	Description
102	Asset Data File
103	Asset Related Document

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

FIFTH THIRD HOLDINGS FUNDING, LLC
(Depositor)

Date: September 26, 2018	By:	/s/ James C. Leonard
	Name:	James C. Leonard
	Title:	President